Equity-Based Compensation - Schedule of Stock Option Activity (Details) - 2017 Omnibus Incentive Plan - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2017
Number of Options
Outstanding, Beginning of Period (in shares)	0
Options granted (in shares)	784
Options exercised (in shares)	(3)
Options forfeited or expired (in shares)	(26)
Outstanding, End of Period (in shares)	755
Vested and exercisable, End of Period (in shares)	59
Expected to vest, End of Period (in shares)	696
Weighted-Average Exercise Price
Options granted, weighted average exercise price (in dollars per share)	$ 15.58
Options exercised, weighted average exercise price (in dollars per share)	15.00
Options forfeited or expired, weighted average exercise price (in dollars per share)	15.00
Options outstanding, end of period, weighted average exercise price (in dollars per share)	15.60
Options vested and exercisable, end of period, weighted average exercise price (in dollars per share)	15.00
Options expected to vest, end of period, weighted average exercise price (in dollars per share)	$ 15.65
Weighted-Average Remaining Contractual Life (in years)
Options outstanding, end of period, weighted average remaining contractual life (in years)	9 years 6 months
Options vested and exercisable, end of period, weighted average remaining contractual life (in years)	9 years 4 months 18 days
Options expected to vest, end of period, weighted average remaining contractual life (in years)	9 years 6 months
Aggregate Intrinsic Value
Options exercised, aggregate intrinsic value	$ 14
Options outstanding, end of period, aggregate intrinsic value	3,000
Options vested and exercisable, end of period, aggregate intrinsic value	242
Options expected to vest, end of period, aggregate intrinsic value	$ 2,758